U.S. Securities and Exchange Commission
                             Washington, D.C. 20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type:



1. Name and address of issuer:  WRL Series Annuity Account B of Western Reserve Life Assurance Co. of Ohio 201 Highland Avenue
                                Largo, FL  33770-2597

2. Name of each series or class of funds for which this notice is filed:

                                WRL Series Annuity Account B              |X|

3. Investment Company Act File Number:

                                      811-7754

   Securities Act File Number:  33-63246

 4(a). Last day of fiscal year for which this notice is filed:

                                      December 31, 1997

4(b).Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).: N/A

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(c). Check box if this is the last time the issuer will be filing this Form.

                                      N/A

 5. Calculation of registration fee:

(i)  Aggregate sale price of securities  sold during the fiscal year pursuant to
     section 24(f):                               $ 281,564,616

(ii) Aggregate  price of securities  redeemed or  repurchased  during the fiscal
     year:                                        $ 238,128,825

(iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
                                                  $ 0


(iv) Total  available  redemption  credits  [add  items  5(ii)  and  5(iii)]:
                                                  $ 238,128,825


(v)  Net sales - if Item 5(i) is greater  than Item 5(iv)  [subtract  Item 5(iv)
     from Item 5(i)]:                             $ 43,435,791


(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                  $ ( )


(vii) Multiplier for determining registration fee (See Instruction C.9):
                                                  1/3300

(viii)Registration  fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no
     fee is due):                                 $ 13,162.36


 6.  Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     ________.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                  +$              0



8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                  =$      13,162.36

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

             |X| Wire Transfer
                 Mail or other means


                                   SIGNATURES


     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By: (Signature                   /S/ Allan J. Hamilton
         and Title)*           Name:  Allan J. Hamilton

                               Title:  Treasurer
     Date:   March 25, 1998

*Please print the name and title of the signing officer below the signature.